Leases - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Impairments of right-of-use assets	$ 16	$ 6	$ 32
Office Space
Disclosure of quantitative information about right-of-use assets [line items]
Impairments of right-of-use assets	$ 16	$ 6	$ 32